Interest bearing loans and borrowings (Tables)	12 Months Ended
Oct. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Schedule of interest bearing loans and borrowings

As at	October 31, 2024	October 31, 2023
	$	$
Connect First loan	12,891	16,141
Total	12,891	16,141